Equity Incentive Plans (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended		8 Months Ended	9 Months Ended
	Feb. 22, 2017	Jun. 30, 2017	Jun. 30, 2016	Aug. 22, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Incentive Plans [Line Items]
Number of shares granted		944,000	690,000
Number of shares vested		305,000	133,545
Number of unvested shares		1,024,000	690,000			385,000	135,230
Share based compensation		$ 6,360	$ 2,285
Total unrecognised compensation cost relating to restricted share awards		3,689
Total unrecognised compensation cost relating to non-vested share option		$ 410
Weighted average remaining term for non-vested restricted share awards		6 months 22 days
Weighted average remaining term for non-vested share option awards		2 years 9 months 14 days
2017 Equity Incentive Plan
Equity Incentive Plans [Line Items]
Shares reserved for issuance	950,000
Number of shares granted	944,000
Number of shares vested				744,000
Number of unvested shares		200,000
Vesting date		Aug. 22, 2018
Stock issued during period, share based compensation					737,725